Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative [Line Items]
Disclosure of credit derivatives [text block]
	31.12.20					31.12.19
USD billion	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]
Interest rate contracts	50.9	928.0	43.9	880.4	11,291.5	42.6	1,020.2	36.6	975.2	11,999.2
of which: forward contracts (OTC)[1]	0.0	19.8	0.4	21.9	2,602.5	0.0	16.3	0.3	19.6	3,136.8
of which: swaps (OTC)	40.8	407.0	30.9	364.8	8,105.2	34.3	454.7	26.2	402.9	8,086.0
of which: options (OTC)	10.1	447.5	12.5	460.5		8.1	464.8	10.0	486.1
of which: futures (ETD)					480.6					546.9
of which: options (ETD)	0.0	53.6	0.0	33.1	103.3	0.0	84.4	0.0	66.6	229.5
Credit derivative contracts	2.4	57.6	2.9	64.8		2.0	70.2	3.0	69.9
of which: credit default swaps (OTC)	2.2	53.6	2.6	62.3		1.7	65.0	2.2	66.0
of which: total return swaps (OTC)	0.1	1.9	0.3	2.5		0.3	2.0	0.8	3.3
Foreign exchange contracts	68.7	2,951.1	70.5	2,820.4	1.4	52.5	3,173.4	54.0	2,993.8	1.2
of which: forward contracts (OTC)	27.3	779.1	29.0	853.3		22.4	935.3	23.4	966.6
of which: swaps (OTC)	34.3	1,727.3	34.4	1,567.3		22.8	1,573.2	23.8	1,418.5
of which: options (OTC)	7.1	440.9	7.1	394.7		7.3	660.9	6.8	604.9
Equity contracts	34.8	449.6	41.2	581.3	91.3	22.8	420.3	25.5	534.5	122.1
of which: swaps (OTC)	6.4	89.4	9.8	108.4		4.0	81.3	5.5	96.3
of which: options (OTC)	7.0	87.1	10.9	146.2		5.0	88.6	6.8	144.1
of which: futures (ETD)					67.9					84.9
of which: options (ETD)	10.7	273.1	11.3	326.8	23.5	7.2	250.4	7.8	294.1	37.2
of which: agency transactions (ETD)[4]	10.7		9.1			6.6		5.4
Commodity contracts	2.2	57.8	2.0	49.7	10.1	1.8	56.1	1.7	60.0	12.6
of which: swaps (OTC)	0.5	17.7	0.8	18.0		0.4	13.8	0.6	15.1
of which: options (OTC)	1.0	23.5	0.7	17.8		1.0	27.4	0.4	23.6
of which: futures (ETD)					9.3					12.0
of which: forward contracts (ETD)		8.0		6.3			5.9		4.9
Loan commitments measured at FVTPL (OTC)[5]			0.0	10.2				0.0	7.1
Unsettled purchases of non-derivative financial instruments[6]	0.3	18.3	0.2	10.0		0.1	16.6	0.1	6.9
Unsettled sales of non-derivative financial instruments[6]	0.2	17.2	0.3	12.9		0.1	15.4	0.1	9.7
Total derivative instruments, based on IFRS netting[7]	159.6	4,479.5	161.1	4,429.7	11,394.4	121.8	4,772.2	120.9	4,657.0	12,135.1
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The notional amounts related to these instruments were previously presented in the former Note 34 under Forward starting transactions (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values presented in this table and prior periods have been amended to ensure comparability. 2 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis. 3 Other notional amounts relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 4 Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 5 These notional amounts relate to derivative loan commitments that were previously presented in the former Note 34 under loan commitments measured at fair value (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values of the derivative loan commitments presented in this table and prior periods have been amended to ensure comparability. 6 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 7 Derivative financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

UBS AG
Derivative [Line Items]
Disclosure of credit derivatives [text block]
	31.12.20					31.12.19
USD billion	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]	Derivativefinancialassets	Notional amountsrelated to derivativefinancial assets[2]	Derivativefinancialliabilities	Notional amountsrelated to derivativefinancial liabilities[2]	Other notional amounts[2,3]
Interest rate contracts	50.9	928.0	43.9	880.4	11,291.5	42.6	1,020.2	36.6	975.2	11,999.2
of which: forward contracts (OTC)[1]	0.0	19.8	0.4	21.9	2,602.5	0.0	16.3	0.3	19.6	3,136.8
of which: swaps (OTC)	40.8	407.0	30.9	364.8	8,105.2	34.3	454.7	26.2	402.9	8,086.0
of which: options (OTC)	10.1	447.5	12.5	460.5		8.1	464.8	10.0	486.1
of which: futures (ETD)					480.6					546.9
of which: options (ETD)	0.0	53.6	0.0	33.1	103.3	0.0	84.4	0.0	66.6	229.5
Credit derivative contracts	2.4	57.6	2.9	64.8		2.0	70.2	3.0	69.9
of which: credit default swaps (OTC)	2.2	53.6	2.6	62.3		1.7	65.0	2.2	66.0
of which: total return swaps (OTC)	0.1	1.9	0.3	2.5		0.3	2.0	0.8	3.3
Foreign exchange contracts	68.7	2,951.2	70.5	2,820.4	1.4	52.5	3,173.6	54.0	2,993.8	1.2
of which: forward contracts (OTC)	27.3	779.2	29.0	853.3		22.4	935.5	23.4	966.6
of which: swaps (OTC)	34.3	1,727.3	34.4	1,567.3		22.8	1,573.2	23.8	1,418.5
of which: options (OTC)	7.1	440.9	7.1	394.7		7.3	660.9	6.8	604.9
Equity contracts	34.8	449.6	41.2	581.3	91.3	22.8	420.3	25.5	534.5	122.1
of which: swaps (OTC)	6.4	89.4	9.8	108.4		4.0	81.3	5.5	96.3
of which: options (OTC)	7.0	87.1	10.9	146.2		5.0	88.6	6.8	144.1
of which: futures (ETD)					67.9					84.9
of which: options (ETD)	10.7	273.1	11.3	326.8	23.5	7.2	250.4	7.8	294.1	37.2
of which: agency transactions (ETD)[4]	10.7		9.1			6.6		5.4
Commodity contracts	2.2	57.8	2.0	49.7	10.1	1.8	56.1	1.7	60.0	12.6
of which: swaps (OTC)	0.5	17.7	0.8	18.0		0.4	13.8	0.6	15.1
of which: options (OTC)	1.0	23.5	0.7	17.8		1.0	27.4	0.4	23.6
of which: futures (ETD)					9.3					12.0
of which: forward contracts (ETD)	0.0	8.0	0.0	6.3		0.0	5.9	0.0	4.9
Loan commitments measured at FVTPL (OTC)[5]			0.0	10.2				0.0	7.1
Unsettled purchases of non-derivative financial instruments[6]	0.3	18.3	0.2	10.0		0.1	16.6	0.1	6.9
Unsettled sales of non-derivative financial instruments[6]	0.2	17.2	0.3	12.9		0.1	15.4	0.1	9.7
Total derivative instruments, based on IFRS netting[7]	159.6	4,479.6	161.1	4,429.7	11,394.4	121.8	4,772.4	120.9	4,657.0	12,135.1
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The notional amounts related to these instruments were previously presented in the former Note 34 under Forward starting transactions (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values presented in this table and prior periods have been amended to ensure comparability. 2 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis. 3 Other notional amounts relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 4 Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 5 These notional amounts relate to derivative loan commitments that were previously presented in the former Note 34 under loan commitments measured at fair value (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values of the derivative loan commitments presented in this table and prior periods have been amended to ensure comparability. 6 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 7 Derivative financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.